CALVERT INCOME FUND

CALVERT SHORT DURATION INCOME FUND

CALVERT LONG-TERM INCOME FUND

CALVERT ULTRA-SHORT DURATION INCOME FUND

CALVERT HIGH YIELD BOND FUND

CALVERT BOND FUND

CALVERT GREEN BOND FUND

Supplement to Prospectus dated February 1, 2019

Effective June 18, 2019:

1.	The following replaces “Portfolio Managers” under “Fund Summaries – Calvert High Yield Bond”:

Portfolio Managers

Michael W. Weilheimer, Vice President of CRM, has managed the Fund since December 31, 2016.

Stephen Concannon, Vice President of CRM, has managed the Fund since June 2019.

Raphael A. Leeman, Vice President of CRM, has managed the Fund since December 31, 2016.

2.	The following replaces the eleventh paragraph under “Management and Organization”:

High Yield Bond Fund. Under its investment advisory agreement with High Yield Bond Fund, CRM receives a monthly advisory fee equal to 0.48% annually of the Fund’s average daily net assets. For the fiscal year ended September 30, 2018, the effective annual rate of advisory fee paid to CRM was 0.48% of average daily net assets. The portfolio managers of the Fund are Michael W. Weilheimer, Raphael A. Leeman (each since December 31, 2016) and Stephen Concannon (since June 2019). Messrs. Weilheimer, Leeman and Concannon are Vice Presidents of CRM and have been employed by the Eaton Vance organization for more than five years. Messrs. Weilheimer and Concannon currently manage other funds and portfolios.

June 18, 2019	32391 6.18.19

CALVERT INCOME FUND

CALVERT SHORT DURATION INCOME FUND

CALVERT LONG-TERM INCOME FUND

CALVERT ULTRA-SHORT DURATION INCOME FUND

CALVERT HIGH YIELD BOND FUND

CALVERT BOND FUND

CALVERT GREEN BOND FUND

Supplement to Statement of Additional Information dated February 1, 2019

Effective June 18, 2019 the following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Steve Concannon(1)
Registered Investment Companies	4	$ 7,793.2	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Brian S. Ellis, CFA
Registered Investment Companies	11	$5,945.5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	18	$577.2	0	$0
Vishal Khanduja, CFA
Registered Investment Companies	14	$6,618.4	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	18	$577.2	0	$0
Raphael Leeman
Registered Investment Companies	1	$192.4	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Michael W. Weilheimer(2)
Registered Investment Companies	7	$9,786.2	0	$0
Other Pooled Investment Vehicles	5	$611.6	0	$0
Other Accounts	24	$4,014.3	0	$0
(1)	As of April 30, 2019.
(2)	This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance organization or other pooled investment vehicles sponsored by Eaton Vance. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Calvert Family of Funds
Income Fund
Brian S. Ellis, CFA	$10,001-$50,000	$100,001 - $500,000
Vishal Khanduja, CFA	$1-$10,000	$100,001 - $500,000
Short Duration Income Fund
Brian S. Ellis, CFA	$50,001-$100,000	$100,001 - $500,000
Vishal Khanduja, CFA	$50,001-$100,000	$100,001 - $500,000

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Calvert Family of Funds
Long-Term Income Fund
Brian S. Ellis, CFA	$1-$10,000	$100,001 - $500,000
Vishal Khanduja, CFA	$1-$10,000	$100,001 - $500,000
Ultra-Short Duration Income Fund
Brian S. Ellis, CFA	$100,001-$500,000	$100,001 - $500,000
Vishal Khanduja, CFA	$100,001-$500,000	$100,001 - $500,000
High Yield Bond Fund
Steve Concannon	None(1)	None
Raphael Leeman	None	None
Michael W. Weilheimer	None	None
Bond Fund
Brian S. Ellis, CFA	$1-$10,000	$100,001-$500,000
Vishal Khanduja, CFA	$10,001-$50,000	$100,001-$500,000
Green Bond Fund
Brian S. Ellis, CFA	$1-$10,000	$100,001-$500,000
Vishal Khanduja, CFA	$1-$10,000	$100,001-$500,000
(1)	As of April 30, 2019.

June 18, 2019